Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Basic-
Basic-Net income attributable to NHI shareholders	¥ 219,343	¥ 239,617	¥ 131,550
Basic-Weighted average number of shares outstanding	3,474,593,441	3,560,775,652	3,600,701,499
Basic-Net income attributable to NHI shareholders per share	¥ 63.13	¥ 67.29	¥ 36.53
Diluted-
Diluted-Net income attributable to NHI shareholders	¥ 219,266	¥ 239,475	¥ 131,426
Diluted-Weighted average number of shares outstanding	3,543,602,532	3,647,729,909	3,700,388,050
Diluted-Net income attributable to NHI shareholders per share	¥ 61.88	¥ 65.65	¥ 35.52